Fair Value Measurements - Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Financial assets:
Cash and cash equivalents	$ 30,726	$ 28,836
Restricted cash		458
Current derivative asset		248
Non-current derivative assets	2,966	2,617
Financial liabilities:
Current derivative liabilities	7,450	2,124
Long-term debt, current and non-current	613,221	350,999
Foreign Exchange Forward Contracts [Member]
Financial assets:
Current derivative asset		248
Financial liabilities:
Current derivative liabilities	2,742
Interest Rate Swap Contracts [Member]
Financial assets:
Non-current derivative assets	2,966	2,617
Financial liabilities:
Current derivative liabilities	4,708	2,124
Non-current derivative liabilities	0	0
Quoted Price in Active Markets for Identical Assets (Level 1) [Member]
Financial assets:
Cash and cash equivalents	30,726	28,836
Restricted cash		458
Quoted Price in Active Markets for Identical Assets (Level 1) [Member] | Interest Rate Swap Contracts [Member]
Financial liabilities:
Non-current derivative liabilities	0	0
Significant Other Observable Inputs (Level 2) [Member]
Financial liabilities:
Long-term debt, current and non-current	613,221	350,999
Significant Other Observable Inputs (Level 2) [Member] | Foreign Exchange Forward Contracts [Member]
Financial assets:
Current derivative asset		248
Financial liabilities:
Current derivative liabilities	2,742
Significant Other Observable Inputs (Level 2) [Member] | Interest Rate Swap Contracts [Member]
Financial assets:
Non-current derivative assets	2,966	2,617
Financial liabilities:
Current derivative liabilities	4,708	2,124
Non-current derivative liabilities	0	0
Significant Unobservable Inputs (Level 3) [Member] | Interest Rate Swap Contracts [Member]
Financial liabilities:
Non-current derivative liabilities	$ 0	$ 0